Revision of Immaterial Misstatements - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss before income tax	$ (31,658)	$ (42,198)	$ (15,884)
Foreign currency exchange gain (loss), net	(2,923)	(2,040)	869
Share-based compensation expense	4,113	3,907	557
Deferred revenue	33,510	(4,649)	6,176
Net cash provided by (used in) operating activities	4,043	(28,647)	(9,307)
Net increase in cash and cash equivalents	13,672	78,968	9,160
Effects of exchange rate changes	(4,208)	(3,917)	(680)
Cash and cash equivalents at end of year	$ 100,333	90,869	15,818	$ 7,338
As reported
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss before income tax		(45,190)	(15,463)
Foreign currency exchange gain (loss), net		562	448
Share-based compensation expense		4,297
Cash and cash equivalents at end of year		90,869	15,818
Adjustment
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss before income tax		2,992	(421)
Foreign currency exchange gain (loss), net		(2,602)	$ 421
Share-based compensation expense		$ (390)